Annual Fund Operating Expenses - NVIT Core Bond Fund	Apr. 30, 2021
Class I Shares
Operating Expenses:
Management Fees	0.39%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.60%
Class II Shares
Operating Expenses:
Management Fees	0.39%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.85%
Class P Shares
Operating Expenses:
Management Fees	0.39%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.70%
Class Y Shares
Operating Expenses:
Management Fees	0.39%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.45%